Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Principal Contractual Obligations

The following table summarizes the Company’s principal contractual obligations as of December 31, 2013:

(In thousands)	Operating Lease	Purchase Commitments	Other Contractual Obligations	Total
2014	$1,460	$6,266	$287	$8,013
2015	709	—	36	745
2016	567	—	23	590
2017	379	—	1	380
2018	32	—	—	32
Thereafter	—	—	—	—
	$3,147	$6,266	$347	$9,760